Financial instruments - Categories of financial instruments (Details) - EUR (€) € in Millions	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	€ 393.8	€ 219.2	€ 371.6	€ 329.5
Loans and receivables	110.9	94.7
Financial liabilities at amortised cost	(1,927.0)	(1,851.1)
Financial assets (liabilities) at fair value through profit or loss	2.4	2.5
Financial assets (liabilities) at fair value through other comprehensive income	(67.0)	(51.0)
Total	(1,486.9)	(1,585.7)
Contract liabilities	156.4	188.5
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	0.0	0.0
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	3.5	3.2
Financial assets at fair value through other comprehensive income	18.7	17.5
Financial assets	22.2	20.7
Trade receivables
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	0.0	0.0
Loans and receivables	110.9	94.7
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	110.9	94.7
Cash and cash equivalents
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Cash and cash equivalents	393.8	219.2
Loans and receivables	0.0	0.0
Financial assets at fair value through profit or loss	0.0	0.0
Financial assets at fair value through other comprehensive income	0.0	0.0
Financial assets	393.8	219.2
Derivative financial instruments
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	(1.1)	(0.7)
Financial liabilities at fair value through other comprehensive income	(85.7)	(68.5)
Financial liabilities at amortised cost	0.0	0.0
Financial liabilities	(86.8)	(69.2)
Trade and other payables excluding non-financial liabilities
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(433.3)	(441.6)
Financial liabilities	(433.3)	(441.6)
Loans and borrowings
Disclosure Of Financial Assets And Liabilities [Table] [Line Items]
Financial liabilities at fair value through profit or loss	0.0	0.0
Financial liabilities at fair value through other comprehensive income	0.0	0.0
Financial liabilities at amortised cost	(1,493.7)	(1,409.5)
Financial liabilities	€ (1,493.7)	€ (1,409.5)